Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Assumptions Fair Value of Share Options	The assumptions used in determining the fair value of the share options were as follows:
Expected term in years	7 years
Risk-free interest rate	0.3440%
Annual expected volatility	125.0%
Dividend yield	0.00%

Schedule of Share Options

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years
Outstanding, December 31, 2023	2,000		$20	6.6
Outstanding, December 31, 2024	2,000		$20	5.6
Options exercised	(1,500)		$20
Outstanding, December 31, 2025	500		$20
Options forfeited	(500)		(20)
Exercisable, December 31, 2025	0	$